Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013
Class A common stock
Common Stock, par value (in dollars per share)	$ 0.001
Common Stock, shares issued	12,526,580
Common Stock, shares outstanding	12,526,580
Class B common stock
Common Stock, par value (in dollars per share)	$ 0.001
Common Stock, shares issued	36,836,333
Common Stock, shares outstanding	36,836,333